Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
ASSETS:
Leasing equipment, net of accumulated depreciation of $3,594,730 and $3,595,069	$ 7,201,001	$ 7,275,964
Net investment in finance leases	1,650,185	1,680,588
Equipment held for sale	179,098	164,785
Revenue earning assets	9,030,284	9,121,337
Cash and cash equivalents	60,926	40,323
Restricted cash	76,441	106,984
Accounts receivable, net of allowances of $2,685 and $2,504	211,302	201,064
Goodwill	236,665	236,665
Other assets	50,192	51,586
Fair value of derivative instruments	57,244	56,461
Total assets	9,723,054	9,814,420
LIABILITIES AND SHAREHOLDERS' EQUITY:
Equipment purchases payable	50,938	3,353
Fair value of derivative instruments	630	2,610
Deferred revenue	105,463	117,774
Accounts payable and other accrued expenses	108,932	129,178
Net deferred income tax liability	412,130	408,748
Debt, net of unamortized costs of $41,901 and $39,373	6,397,141	6,567,078
Total liabilities	7,075,234	7,228,741
Shareholders' equity:
Undesignated shares, $0.01 par value, 47,800,000 and 54,800,000 shares authorized, no shares issued and outstanding	0	0
Additional paid-in capital (deficit)	887,927	892,620
Accumulated earnings	655,224	767,038
Accumulated other comprehensive income (loss)	48,657	45,009
Total shareholders' equity	2,647,820	2,585,679
Total liabilities and shareholders' equity	9,723,054	9,814,420
Preferred Shares
Shareholders' equity:
Preferred shares, $0.01 par value, at liquidation preference	1,055,000	880,000
Designated Common Stock
Shareholders' equity:
Common shares, $0.01 par value, 210,000,000 shares authorized, 101,158,891 shares issued and outstanding	$ 1,012	$ 1,012